Property and Equipment - Depreciation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Property and Equipment - Other information
Depreciation expense	$ 118,174	$ 189,325
Disposals	$ 143,155	$ 1,070,595